Loans and Allowance for Credit Losses - Changes in Accretable Balance for Purchased Impaired Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deteriorated Loans Transferred in [Abstract]
Balance at beginning of period	$ 957	$ 1,309	$ 1,655
Accretion	(392)	(382)	(441)
Disposals	(110)	(132)	(131)
Reclassifications from nonaccretable difference	244	163	229
Other	(1)	(1)	(3)
Balance at end of period	$ 698	$ 957	$ 1,309